Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our PEO and the other NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis” on page 31.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for other NEOs ($)(2)	Average Compensation Actually Paid to other NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)(4)	FFO as Adjusted / Share ($)(5)
					Company TSR ($)	Peer Group TSR ($)(3)
2023	7,645,622	12,243,167	2,380,189	2,949,313	112.34	98.30	259.9	1.25
2022	6,616,501	1,438,290	2,255,103	1,022,607	83.11	89.16	47.3	1.21
2021	6,830,104	8,566,102	2,010,966	3,110,209	107.66	98.78	107.8	1.09
2020	6,149,061	3,762,837	2,136,036	583,667	70.98	68.63	97.8	0.88
(1)
Mr. Olson was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our principal executive officer during each year shown:

Adjustments to Determine Compensation “Actually Paid” for PEO	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(4,189,334)	$(3,939,010)	$(3,699,999)	$(4,005,254)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	5,325,609	2,641,983	4,507,329	2,920,790
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	3,015,205	(4,145,858)	423,532	(998,121)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	194,717	36,635	326,533	(451,835)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	251,348	228,039	178,603	148,196
Total Adjustments	$4,597,545	$(5,178,211)	$1,735,998	$(2,386,224)
(2)
Our other NEOs are Messrs. Langer, Mooallem and Milton for 2023. For 2022, 2021 and 2022, our NEOs are Messrs. Langer, Weilminster, Eilberg and Milton, and for 2020 only, also including Mr. Briggs. The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 1:

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(866,514)	$(903,503)	$(756,940)	$(1,042,067)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,030,058	228,632	923,437	491,467
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	346,669	(313,879)	547,345	(407,979)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	23,947	(292,808)	334,083	(652,790)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	34,964	49,062	51,318	59,000
Total Adjustments	$569,124	$(1,232,496)	$1,099,243	$(1,552,369)
(3)	Peer group is the Dow Jones US Real Estate Strip Centers index.
(4)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(5)
The Company has identified FFO as Adjusted (per share) as the most important additional financial metric used to link pay and performance, for our company selected measure. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider FFO as Adjusted (per share), to be the most important performance measure used by to link compensation actually paid to the NEOs for fiscal year 2023 to Company performance. Our short-term incentive programs include FFO as Adjusted as the most heavily weighted metric (that impacts annual cash pay out to executive officers) based on our absolute level of FFO as Adjusted achieved for the year and, in 2023, 25% of the performance-based portion of 2023 long-term incentive plan pays out based on the three year growth rate of our FFO as Adjusted growth rate. FFO as Adjusted is a non-GAAP financial measure—please see “Non-GAAP Financial Measures” beginning on page 69 for a reconciliation to the most directly comparable GAAP measure. We consider FFO as Adjusted a meaningful and relevant measure in determining our operating performance.

Company Selected Measure Name	FFO as Adjusted (per share)
Named Executive Officers, Footnote
(1)
Mr. Olson was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our principal executive officer during each year shown:

(2)
Our other NEOs are Messrs. Langer, Mooallem and Milton for 2023. For 2022, 2021 and 2022, our NEOs are Messrs. Langer, Weilminster, Eilberg and Milton, and for 2020 only, also including Mr. Briggs. The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 1:

Peer Group Issuers, Footnote
(3)	Peer group is the Dow Jones US Real Estate Strip Centers index.

PEO Total Compensation Amount	$ 7,645,622	$ 6,616,501	$ 6,830,104	$ 6,149,061
PEO Actually Paid Compensation Amount	$ 12,243,167	1,438,290	8,566,102	3,762,837
Adjustment To PEO Compensation, Footnote
(1)
Mr. Olson was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our principal executive officer during each year shown:

Adjustments to Determine Compensation “Actually Paid” for PEO	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(4,189,334)	$(3,939,010)	$(3,699,999)	$(4,005,254)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	5,325,609	2,641,983	4,507,329	2,920,790
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	3,015,205	(4,145,858)	423,532	(998,121)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	194,717	36,635	326,533	(451,835)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	251,348	228,039	178,603	148,196
Total Adjustments	$4,597,545	$(5,178,211)	$1,735,998	$(2,386,224)

Non-PEO NEO Average Total Compensation Amount	$ 2,380,189	2,255,103	2,010,966	2,136,036
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,949,313	1,022,607	3,110,209	583,667
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Our other NEOs are Messrs. Langer, Mooallem and Milton for 2023. For 2022, 2021 and 2022, our NEOs are Messrs. Langer, Weilminster, Eilberg and Milton, and for 2020 only, also including Mr. Briggs. The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 1:

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(866,514)	$(903,503)	$(756,940)	$(1,042,067)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,030,058	228,632	923,437	491,467
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	346,669	(313,879)	547,345	(407,979)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	23,947	(292,808)	334,083	(652,790)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	34,964	49,062	51,318	59,000
Total Adjustments	$569,124	$(1,232,496)	$1,099,243	$(1,552,369)

Compensation Actually Paid vs. Total Shareholder Return
Relationship to Compensation Actually Paid
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO as Adjusted (per share).

Compensation Actually Paid vs. Net Income
Relationship to Compensation Actually Paid
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO as Adjusted (per share).

Compensation Actually Paid vs. Company Selected Measure
Relationship to Compensation Actually Paid
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO as Adjusted (per share).

Total Shareholder Return Vs Peer Group
Relationship to Compensation Actually Paid
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO as Adjusted (per share).

Tabular List, Table
Tabular List of Performance Measures
The following table includes financial performance measures that the Company determines are its most important financial measures for 2023 and how they were used in the executive compensation program:
Financial Performance Measures Used in our Short-Term Incentive Program	Financial Performance Measures Used in our Long-Term Incentive Program
FFO as Adjusted (per share)	Absolute TSR
Same-Property NOI Growth (%)	TSR (relative to our peer group)
Development/Redevelopment: Pipeline to Active (in $ millions)	FFO as Adjusted (per share) growth percentage
SNO Pipeline (in $ millions)	Same-Property NOI Growth (relative to our peer group)
Please see the Compensation Discussion and Analysis on pages 31-42 for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 112.34	83.11	107.66	70.98
Peer Group Total Shareholder Return Amount	98.3	89.16	98.78	68.63
Net Income (Loss)	$ 259,900,000	$ 47,300,000	$ 107,800,000	$ 97,800,000
Company Selected Measure Amount | $ / shares	1.25	1.21	1.09	0.88
PEO Name	Mr. Olson	Mr. Olson	Mr. Olson	Mr. Olson
Percentage of Performance Based Portion of Long Term Incentive Plan	25.00%
Measure:: 1
Pay vs Performance Disclosure
Name	FFO as Adjusted (per share)
Non-GAAP Measure Description
(5)
The Company has identified FFO as Adjusted (per share) as the most important additional financial metric used to link pay and performance, for our company selected measure. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider FFO as Adjusted (per share), to be the most important performance measure used by to link compensation actually paid to the NEOs for fiscal year 2023 to Company performance. Our short-term incentive programs include FFO as Adjusted as the most heavily weighted metric (that impacts annual cash pay out to executive officers) based on our absolute level of FFO as Adjusted achieved for the year and, in 2023, 25% of the performance-based portion of 2023 long-term incentive plan pays out based on the three year growth rate of our FFO as Adjusted growth rate. FFO as Adjusted is a non-GAAP financial measure—please see “Non-GAAP Financial Measures” beginning on page 69 for a reconciliation to the most directly comparable GAAP measure. We consider FFO as Adjusted a meaningful and relevant measure in determining our operating performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Same-Property NOI Growth (%)
Measure:: 3
Pay vs Performance Disclosure
Name	Development/Redevelopment: Pipeline to Active
Measure:: 4
Pay vs Performance Disclosure
Name	SNO Pipeline
Measure:: 5
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 6
Pay vs Performance Disclosure
Name	TSR (relative to our peer group)
Measure:: 7
Pay vs Performance Disclosure
Name	FFO as Adjusted (per share) growth percentage
Measure:: 8
Pay vs Performance Disclosure
Name	Same-Property NOI Growth (relative to our peer group)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,597,545	$ (5,178,211)	$ 1,735,998	$ (2,386,224)
PEO | Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,189,334)	(3,939,010)	(3,699,999)	(4,005,254)
PEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,325,609	2,641,983	4,507,329	2,920,790
PEO | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,015,205	(4,145,858)	423,532	(998,121)
PEO | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,717	36,635	326,533	(451,835)
PEO | Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,348	228,039	178,603	148,196
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	569,124	(1,232,496)	1,099,243	(1,552,369)
Non-PEO NEO | Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(866,514)	(903,503)	(756,940)	(1,042,067)
Non-PEO NEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,030,058	228,632	923,437	491,467
Non-PEO NEO | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,669	(313,879)	547,345	(407,979)
Non-PEO NEO | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,947	(292,808)	334,083	(652,790)
Non-PEO NEO | Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,964	$ 49,062	$ 51,318	$ 59,000